TANGIBLE EQUITY UNITS	12 Months Ended
Dec. 31, 2022
Tangible Equity Units [Abstract]
TANGIBLE EQUITY UNITS

14.  TANGIBLE EQUITY UNITS

On March 5, 2020, GFL completed its offering of 15,500,000 6.00% TEUs for total gross proceeds of $1,040.7 million (US$775.0 million). Each TEU, which has a stated amount of US$50.00, is comprised of a prepaid stock purchase contract (the “Purchase Contract(s)”) and a senior amortizing note (the “Amortizing Note(s)”) due March 15, 2023, both of which are freestanding instruments and separate units of account. The Amortizing Notes are classified as a financial liability held at amortized cost. As at December 31, 2022, GFL’s remaining principal future payments due in 2023 on the Amortizing Notes is $15.6 million. The Purchase Contracts are accounted for as prepaid forward contracts to deliver a variable number of equity instruments equal to a fixed dollar amount, subject to a cap and floor. Accordingly, the Purchase Contracts meet the definition of a financial liability with embedded derivative features, which GFL has elected to measure at fair value through profit or loss. This resulted in an unrealized (gain) loss of $266.8 million on the market value of the Purchase Contracts for the year ended December 31, 2022 ($349.6 million for the year ended December 31, 2021).

Each Amortizing Note has an initial principal amount of US$8.5143 and bears interest at 4.000% per year. On each of March 15, June 15, September 15, and December 15, GFL will pay equal quarterly cash instalments of US$0.7500 per Amortizing Note (except for the June 15, 2020 installment payment, which was US$0.8333 per Amortizing Note), which cash payment in the aggregate will be the equivalent of 6.000% per year with respect to each US$50.00 stated amount of the TEUs. Each instalment constitutes a payment of interest and a partial payment of principal.

Unless settled earlier, on March 15, 2023 each Purchase Contract will automatically settle for subordinate voting shares. Upon settlement of a Purchase Contract, GFL will deliver not more than 2.6326 subordinate voting shares and not less than 2.1939 subordinate voting shares, subject to adjustment, based on the Applicable Market Value of GFL’s subordinate voting shares as described below:

●	If the Applicable Market Value is greater than the threshold appreciation price, which is US$22.80, holders will receive 2.1939 subordinate voting shares per Purchase Contract;
●	If the Applicable Market Value is less than or equal to the threshold appreciation price but greater than or equal to the reference price, which is US$19.00, the holder will receive a number of subordinate voting shares per Purchase Contract equal to US$50.00, divided by the Applicable Market Value; and
●	If the Applicable Market Value is less than the reference price, the holder will receive 2.6326 subordinate voting shares per Purchase Contract.

The Applicable Market Value is defined as the arithmetic average of the volume weighted average price per share of GFL’s subordinate voting shares over the twenty consecutive trading day period immediately preceding March 15, 2023.

The following table presents GFL’s TEUs for the periods indicated:

	December 31, 2022	December 31, 2021
Amortizing Notes	$15.5	$70.4
Purchase Contracts	1,009.4	1,218.1
	1,024.9	1,288.5
Less: Current portion of TEU	(1,024.9)	(56.9)
Non-current portion of TEU	$—	$1,231.6